Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000072749 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072749 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072749 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072749 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000072749 | T. Rowe Price Institutional Floating Rate Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072749 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072749 | Republic of India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072749 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072749 | Republic of Romania
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072749 | Republic of Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072749 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000072749 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000072749 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000072749 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072749 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072749 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072749 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000072749 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072749 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000072750 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072750 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072750 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072750 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000072750 | T. Rowe Price Institutional Floating Rate Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072750 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072750 | Republic of India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072750 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072750 | Republic of Romania
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072750 | Republic of Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072750 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000072750 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000072750 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000072750 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072750 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072750 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072750 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000072750 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072750 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169957 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169957 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169957 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169957 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169957 | T. Rowe Price Institutional Floating Rate Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169957 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169957 | Republic of India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169957 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169957 | Republic of Romania
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169957 | Republic of Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169957 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000169957 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000169957 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169957 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169957 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169957 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169957 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169957 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169957 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.60%